STAKING AND VALIDATING INCOME	12 Months Ended
Sep. 30, 2025
STAKING AND VALIDATING INCOME.
STAKING AND VALIDATING INCOME

17.STAKING AND VALIDATING INCOME

During the year ended September 30, 2024, the Company initiated SOL staking and validating operations which were enhanced by the acquisitions of the Cogent Assets, OrangeFin and Laine assets during the year ended September 30, 2025 (see note 5).

The staking and validating results for the year ended September 30, 2025 and 2024 are as follows:

Year ending September 30,	2025		2024
	Expressed	Expressed in	Expressed	Expressed in
	in Solana	Canadian Dollars	in Solana	Canadian Dollars
Validator operations
Validator rewards, paid in Solana	23,635	$5,684,833	—	$—
Validator rewards received in other cryptocurrencies(1)	—	388,311	—	—
Validator income, paid in fiat	—	—	—	—
Validator fees, paid in Solana	(312)	(69,132)	—	—
Validator fees, paid in fiat	—	(575,315)	—	(16,231)
	23,323	5,428,696	—	(16,231)
Staking rewards (Solana)	19,651	4,803,686	1,430	287,476
Total staking and validating income	42,974	$10,232,382	1,430	$271,245
(1)	85,190 SUI tokens